Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Fuel Derivatives Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Derivative [Line Items]
Gains (losses) on fuel derivatives, net	$ 59	$ 35	$ (47)
Fuel
Derivative [Line Items]
Unrealized gains on fuel derivatives, net	94	227	236
Realized losses on fuel derivatives, net	(35)	(192)	(283)
Gains (losses) on fuel derivatives, net	$ 59	$ 35	$ (47)